Stock-Based Compensation Plans - Summary of Stock Option Activity and Related Information (Details)	12 Months Ended
Dec. 31, 2025 shares $ / shares
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning of period (in shares)	8,653,000
Options granted (in shares)	4,389,000
Options exercised (in shares)	(1,384,000)
Options forfeited (in shares)	(568,000)
Options expired (in shares)	(228,000)
Number of options outstanding, ending period (in shares)	10,862,000
Weighted average exercised price, outstanding, beginning of year (in dollars per share) | $ / shares	$ 17.83
Weighted average exercise price, granted (in dollars per share) | $ / shares	20.42
Weighted average exercise price, exercised (in dollars per share) | $ / shares	11.70
Weighted average exercise price, forfeited (in dollars per share) | $ / shares	20.77
Weighted average exercise price, expired (in dollars per share) | $ / shares	22.99
Weighted average exercised price, outstanding, end of year (in dollars per share) | $ / shares	$ 19.40
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, ending period (in shares)	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	7,210,000
Granted (in shares)	3,365,000
Vested and Paid Out (in shares)	(2,305,000)
Forfeited (in shares)	(1,016,000)
Units Granted in Lieu of Base Dividends (in shares)	275,000
Number of share units, outstanding, end of year (in shares)	7,529,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	8,148,000
Granted (in shares)	4,358,000
Assumed Pursuant to the MEG Acquisition (in shares)	2,630,000
Vested and Paid Out (in shares)	(2,828,000)
Forfeited (in shares)	(928,000)
Units Granted in Lieu of Base Dividends (in shares)	383,000
Number of share units, outstanding, end of year (in shares)	11,763,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	1,761,000
Granted (in shares)	187,000
Units Granted in Lieu of Base Dividends (in shares)	71,000
Redeemed (in shares)	(371,000)
Number of share units, outstanding, end of year (in shares)	1,834,000
DSUs | Director
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted (in shares)	186,000